Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (A)	Summary Compensation Table Total for PEO - T. Wittenschlaeger ($) (1) (b1)	Summary Compensation Table Total for PEO - J. Silverman ($) (2) (b2)	Compensation Actually Paid to PEO - T. Wittenschlaeger ($) (3) (c1)	Compensation Actually Paid to PEO - J. Silverman ($) (3) (c2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (5) (e)	Value of Initial Fixed $100 Investment Based On: Total Stockholder Return ($) (6) (f)	Net Loss ($) (7) (h)
2025	$-	$1,678,206	$-	$1,678,206	$862,228	$896,968	$1.23	$21,089,145
2024	$-	$460,132	$-	$460,132	$371,048	$357,798	$5.06	$1,755,479
2023	$-	$280,996	$-	$201,052	$302,667	$324,667	$12.72	$34,160,455

Named Executive Officers, Footnote

(4)	For the years ended December 31, 2025 and 2024, our non-PEO Named Executive Officers (“Non-PEO Named Executive Officers”) as shown in Column (d), were Gilbert Villarreal and Joseph Ramelli. For the year ended December 31, 2023, our non-PEO Named Executive Officer was David Hollingsworth. For the year ended December 31, 2022, our Non-PEO Named Executive Officers were Curt Smith, Richard Perley and David Hollingsworth.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Less: Grant Date Fair Value of Equity Awards (a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year (b)	Plus: Year-Over-Year Change in Fair Value of Unvested Awards (c)	Plus: Vesting Date Fair Value of Current Year Awards Vesting During the Year (d)	Plus: Change in Fair Value of Prior Year Awards Vesting During the Year (e)	Total Adjustments
2025	$(1,378,206)	$-	$-	$1,378,206	$-	$-
2024	$(180,132)	$-	$-	$180,132	$-	$-
2023	$(148,000)	$7,192	$-	$60,864	$-	$(79,944)

(a)	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.

(b)	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.

(c)	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.

(d)	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.

(e)	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 862,228	$ 371,048	$ 302,667
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 896,968	357,798	324,667
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Less: Grant Date Fair Value of Equity Awards (a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year (b)	Plus: Year-Over-Year Change in Fair Value of Unvested Awards (c)	Plus: Vesting Date Fair Value of Current Year Awards Vesting During the Year (d)	Plus: Change in Fair Value of Prior Year Awards Vesting During the Year (e)	Total Adjustments
2025	$(69,480)	$-	$-	$69,480	$-	$-
2024	$-	$-	$-	$-	$(13,250)	$(13,250)
2023	$-	$-	$22,000	$-	$-	$22,000

2023: David Hollingsworth

2024: David Hollingsworth

2025: Gilbert Villarreal and Joseph Ramelli

(a)	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.

(b)	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.

(c)	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.

(d)	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.

(e)	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph shows the relationship of “compensation actually paid” to our PEOs and Non-PEO Named Executive Officers in 2025, 2024, and 2023 to the cumulative TSR of the Company assuming an initial investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net (Loss) Income

The following graph shows the relationship of “compensation actually paid” to our PEOs and Non-PEO Named Executive Officers in 2025, 2024, and 2023 to the Company’s net loss.

Total Shareholder Return Amount	[3]	$ 1.23	5.06	12.72
Net Income (Loss) Attributable to Parent	[4]	$ 21,089,145	$ 1,755,479	$ 34,160,455
PEO Name		Joshua Silverman	Joshua Silverman	Joshua Silverman
T. Wittenschlaeger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]
PEO Actually Paid Compensation Amount	[6]
J. Silverman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	1,678,206	460,132	280,996
PEO Actually Paid Compensation Amount	[6]	1,678,206	460,132	201,052
Adjustment to Compensation Amount				(79,944)
J. Silverman [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(1,378,206)	(180,132)	(148,000)
J. Silverman [Member] | Year End Fair Value Of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			7,192
J. Silverman [Member] | Year Over Year Change In Fair Values Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
J. Silverman [Member] | Vesting Date Fair Values Of Current Year Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	1,378,206	180,132	60,864
J. Silverman [Member] | Change In Fair Value Of Prior Year Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(13,250)	22,000
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(69,480)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]
Non-PEO NEO [Member] | Year Over Year Change In Fair Values Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]			22,000
Non-PEO NEO [Member] | Vesting Date Fair Values Of Current Year Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	69,480
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]		$ (13,250)

[1]	For the years ended December 31, 2025 and 2024, our non-PEO Named Executive Officers (“Non-PEO Named Executive Officers”) as shown in Column (d), were Gilbert Villarreal and Joseph Ramelli. For the year ended December 31, 2023, our non-PEO Named Executive Officer was David Hollingsworth. For the year ended December 31, 2022, our Non-PEO Named Executive Officers were Curt Smith, Richard Perley and David Hollingsworth.
[2]	The amounts disclosed in Column (e) reflect the adjustments listed in the table below to the total amount reported in the SCT for Non-PEO Named Executive Officers. Equity values are calculated in accordance with FASB ASC Topic 718. The table below summarizes the adjustments to the total amount reported in the SCT for Non-PEO Named Executive Officers in calculating CAP:
[3]	The Company’s cumulative TSR, as indicated in Column (f), assumes $100 was invested in the Company for the period starting January 1, 2023, through the end of each listed year. We did not pay dividends during this period.
[4]	Net Income presented in Column (h) reflects “Net Loss” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, and 2023.
[5]	The amount listed in Column (b1) indicates all compensation received by Thomas Wittenschlaeger in 2022. Mr. Wittenschlaeger joined the Company as PEO in 2021. Mr. Wittenschlaeger was not a PEO of the Company in 2023 and 2024.
[6]	The amounts disclosed in Columns (c1) and (c2) reflect the adjustments listed in the tables below to the total amount reported in the SCT for the PEOs. Equity values are calculated in accordance with FASB ASC Topic 718. The tables below summarize the adjustments to the total amount reported in the SCT for the PEOs in calculating CAP:
[7]	The amount listed in Column (b2) indicates all compensation received by Joshua Silverman in 2023 and 2024. Mr. Silverman joined the Company as PEO at the departure of Thomas Wittenschlaeger in 2023.
[8]	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.
[9]	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.
[10]	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.
[11]	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.
[12]	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
[13]	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.
[14]	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.
[15]	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.
[16]	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.
[17]	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.